Risk Management Section - Outstandings by economic sectors and geographical area (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	€ 853,930		€ 832,130
Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		587,056		559,437
Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		249,814		256,007
Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,555		5,558
Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		11,506		11,128
Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		210,046	[1],[2],[3]	215,110
Netherlands [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		144,134
Netherlands [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		60,937
Netherlands [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,993
Netherlands [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,983
Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		116,894		116,595
Belgium [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		73,010
Belgium [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		39,994
Belgium [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,023
Belgium [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,867
Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		118,561	[1],[2],[3]	112,630
Germany [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		95,685
Germany [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		21,616
Germany [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		555
Germany [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		705
Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		36,156	[1],[2],[3]	32,244
Poland [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		22,921
Poland [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		12,219
Poland [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		212
Poland [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		806
Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		30,785	[1],[2],[3]	30,128
Spain [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		23,598
Spain [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,832
Spain [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		85
Spain [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		270
United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		29,400	[1],[2],[3]	28,610
United Kingdom [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		24,429
United Kingdom [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,807
United Kingdom [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		17
United Kingdom [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		148
Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		27,827	[1],[2],[3]	23,540
Luxembourg [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		21,444
Luxembourg [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,229
Luxembourg [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		75
Luxembourg [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		79
France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		20,703	[1],[2],[3]	18,865
France [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		15,418
France [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,163
France [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		25
France [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		96
Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		88,679	[1],[2],[3]	89,706
Rest of Europe [Member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		50,878
Rest of Europe [Member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		35,775
Rest of Europe [Member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		484
Rest of Europe [Member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,541
Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		69,912	[1],[2],[3]	66,917
Americas [Member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		42,689
Americas [Member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		25,660
Americas [Member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		464
Americas [Member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,100
Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		55,188	[1],[2],[3]	52,564
Asia Pacific [Member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		41,134
Asia Pacific [Member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		13,553
Asia Pacific [Member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		347
Asia Pacific [Member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		154
Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		47,066	[1],[2],[3]	42,308
Australia [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		31,542
Australia [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		14,573
Australia [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		265
Australia [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		686
Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,713	[1],[2],[3]	2,915
Africa [Member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		175
Africa [Member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,457
Africa [Member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		9
Africa [Member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		71
Private Individuals [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	331,758		320,637
Private Individuals [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		117,194
Private Individuals [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		43,057
Private Individuals [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		84,281
Private Individuals [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		11,296
Private Individuals [member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		20,758
Private Individuals [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		248
Private Individuals [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,019
Private Individuals [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,242
Private Individuals [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		15,626
Private Individuals [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		222
Private Individuals [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		179
Private Individuals [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		33,602
Private Individuals [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		36
Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		65,766		62,202
Central Banks [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		21,635
Central Banks [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		16,651
Central Banks [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7,573
Central Banks [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		211
Central Banks [Member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		370
Central Banks [Member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,867
Central Banks [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,048
Central Banks [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		796
Central Banks [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,454
Central Banks [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		0
Central Banks [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,951
Central Banks [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		200
Central Banks [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		8
Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		56,788		58,814
Commercial Banks [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,918
Commercial Banks [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		358
Commercial Banks [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,231
Commercial Banks [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		254
Commercial Banks [member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		743
Commercial Banks [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7,206
Commercial Banks [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,771
Commercial Banks [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,945
Commercial Banks [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7,398
Commercial Banks [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7,682
Commercial Banks [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		13,576
Commercial Banks [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,353
Commercial Banks [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		352
Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		55,894		54,521
Natural resources [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,556
Natural resources [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,323
Natural resources [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		959
Natural resources [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		729
Natural resources [Member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		220
Natural resources [Member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,307
Natural resources [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,339
Natural resources [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		652
Natural resources [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		16,037
Natural resources [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		9,521
Natural resources [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		15,442
Natural resources [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		749
Natural resources [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,061
Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	48,300		43,037
Central Governments [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7,970
Central Governments [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,777
Central Governments [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,033
Central Governments [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,626
Central Governments [member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,597
Central Governments [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		42
Central Governments [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		184
Central Governments [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,554
Central Governments [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,668
Central Governments [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		9,724
Central Governments [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,071
Central Governments [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		689
Central Governments [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		367
Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	47,936		40,720
Non-Bank Financial Institutions [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,168
Non-Bank Financial Institutions [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,516
Non-Bank Financial Institutions [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,824
Non-Bank Financial Institutions [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,292
Non-Bank Financial Institutions [member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		906
Non-Bank Financial Institutions [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7,486
Non-Bank Financial Institutions [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,438
Non-Bank Financial Institutions [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,815
Non-Bank Financial Institutions [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,974
Non-Bank Financial Institutions [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		12,435
Non-Bank Financial Institutions [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,259
Non-Bank Financial Institutions [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		674
Non-Bank Financial Institutions [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		149
Real estate [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		46,320		53,092
Real estate [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		17,162
Real estate [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		8,949
Real estate [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		450
Real estate [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,375
Real estate [member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		659
Real estate [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		326
Real estate [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,410
Real estate [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,006
Real estate [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,682
Real estate [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,395
Real estate [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		805
Real estate [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,091
Real estate [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		8
Transportation and logistics [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		30,980		30,481
Transportation and logistics [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,722
Transportation and logistics [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,298
Transportation and logistics [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		505
Transportation and logistics [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,100
Transportation and logistics [member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		569
Transportation and logistics [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,081
Transportation and logistics [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		868
Transportation and logistics [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		812
Transportation and logistics [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,129
Transportation and logistics [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,979
Transportation and logistics [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,818
Transportation and logistics [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		651
Transportation and logistics [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		447
Food, Beverages & Personal Care [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		24,802		22,923
Food, Beverages & Personal Care [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,301
Food, Beverages & Personal Care [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,095
Food, Beverages & Personal Care [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		322
Food, Beverages & Personal Care [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,093
Food, Beverages & Personal Care [Member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		329
Food, Beverages & Personal Care [Member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		995
Food, Beverages & Personal Care [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,779
Food, Beverages & Personal Care [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		874
Food, Beverages & Personal Care [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,602
Food, Beverages & Personal Care [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,632
Food, Beverages & Personal Care [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,651
Food, Beverages & Personal Care [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		111
Food, Beverages & Personal Care [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		19
Services [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		22,046		23,363
Services [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,683
Services [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		9,272
Services [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		574
Services [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		822
Services [Member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		162
Services [Member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		774
Services [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		646
Services [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		711
Services [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,109
Services [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,264
Services [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		604
Services [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		426
Services [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		0
General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		19,632		21,535
General Industries [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,096
General Industries [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,301
General Industries [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,143
General Industries [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,295
General Industries [Member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		274
General Industries [Member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		382
General Industries [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		437
General Industries [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		144
General Industries [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,504
General Industries [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,628
General Industries [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,423
General Industries [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5
General Industries [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		0
Utilities [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		17,263		15,893
Utilities [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,331
Utilities [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,056
Utilities [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,673
Utilities [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		654
Utilities [member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		418
Utilities [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,032
Utilities [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		571
Utilities [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		445
Utilities [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,103
Utilities [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,493
Utilities [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,380
Utilities [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		843
Utilities [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		265
Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		17,397		16,983
Lower Public Administration [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		522
Lower Public Administration [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,949
Lower Public Administration [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,798
Lower Public Administration [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		727
Lower Public Administration [Member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4
Lower Public Administration [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		728
Lower Public Administration [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		471
Lower Public Administration [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		536
Lower Public Administration [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		958
Lower Public Administration [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		18
Lower Public Administration [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,686
Lower Public Administration [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		0
Chemicals Health and Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	16,443		17,577
Chemicals Health and Pharmaceuticals [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,160
Chemicals Health and Pharmaceuticals [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,517
Chemicals Health and Pharmaceuticals [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		935
Chemicals Health and Pharmaceuticals [Member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,066
Chemicals Health and Pharmaceuticals [Member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		112
Chemicals Health and Pharmaceuticals [Member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		95
Chemicals Health and Pharmaceuticals [Member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		257
Chemicals Health and Pharmaceuticals [Member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		524
Chemicals Health and Pharmaceuticals [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,812
Chemicals Health and Pharmaceuticals [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		2,286
Chemicals Health and Pharmaceuticals [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		474
Chemicals Health and Pharmaceuticals [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		205
Chemicals Health and Pharmaceuticals [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		0
Other [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	52,603		€ 50,353
Other [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		11,628
Other [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		9,774
Other [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,260
Other [member] | Poland [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		4,614
Other [member] | Spain [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		664
Other [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,560
Other [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,331
Other [member] | France [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		712
Other [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		8,045
Other [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		6,694
Other [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		3,536
Other [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		782
Other [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		€ 2

[1]	1 Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
[2]
2 Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.

[3]	3 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.